Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)		6 Months Ended
		Jun. 30, 2025 Agreement $ / shares	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding		1,112,314	1,162,543	1,070,974	1,101,632	1,417,583	1,270,021
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options		657,053
Non-Exercisable Options		455,261
Total Options Outstanding		1,112,314
Weighted Average Remaining Contractual Life		4 years 8 months 12 days
Options [member] | 49.86 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 49.86
Exercisable Options		170,426
Total Options Outstanding		170,426
Weighted Average Remaining Contractual Life		2 years 8 months 12 days
Options [member] | 54.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 54.5
Exercisable Options	[1]	15,480
Total Options Outstanding	[1]	15,480
Weighted Average Remaining Contractual Life	[1]	2 years 8 months 12 days
Options [member] | 59.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 59.03
Exercisable Options	[1]	17,903
Non-Exercisable Options	[1]	14,945
Total Options Outstanding	[1]	32,848
Weighted Average Remaining Contractual Life	[1]	4 years 8 months 12 days
Options [member] | 59.41 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.41
Exercisable Options		155,319
Non-Exercisable Options		74,668
Total Options Outstanding		229,987
Weighted Average Remaining Contractual Life		4 years 8 months 12 days
Options [member] | 59.79 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 59.79
Exercisable Options		74,607
Non-Exercisable Options		142,602
Total Options Outstanding		217,209
Weighted Average Remaining Contractual Life		5 years 8 months 12 days
Options [member] | 60.23
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 60.23
Exercisable Options	[1]	16,632
Non-Exercisable Options	[1]	45,026
Total Options Outstanding	[1]	61,658
Weighted Average Remaining Contractual Life	[1]	5 years 8 months 12 days
Options [member] | 60.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 60
Exercisable Options		185,048
Non-Exercisable Options		0
Total Options Outstanding		185,048
Weighted Average Remaining Contractual Life		3 years 8 months 12 days
Options [member] | 64.07
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 64.07
Exercisable Options	[1]	21,638
Total Options Outstanding	[1]	21,638
Weighted Average Remaining Contractual Life	[1]	3 years 8 months 12 days
Options [member] | 103.54
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 103.54
Non-Exercisable Options	[1]	39,490
Total Options Outstanding	[1]	39,490
Weighted Average Remaining Contractual Life	[1]	6 years 8 months 12 days
Options [member] | 108.56
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 108.56
Non-Exercisable Options		138,530
Total Options Outstanding		138,530
Weighted Average Remaining Contractual Life		6 years 8 months 12 days

[1]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.3643, being the Cdn$/US$ exchange rate at June 30, 2025.